13. Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Loss Per Share Tables
Schedule of earning per share

	Parent Company and Consolidated
	12/31/2017			12/31/2016			12/31/2015
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total

Numerator
Net income (loss) for the year attributable to equity holders of the parent	7,869	11,315	19,184	353,129	496,490	849,619	(2,123,945)	(2,336,938)	(4,460,883)
	7,869	11,315	19,184	353,129	496,490	849,619	(2,123,945)	(2,336,938)	(4,460,883)

Denominator
Weighted average number of outstanding shares (in thousands) (*)	4,981,350	204,664		5,035,037	202,261		5,035,037	158,285
Effects of dilution from stock options	-	2,614		-	347		-	-
Adjusted weighted average number of outstanding shares and diluted presumed conversions (in thousands) (*)	4,981,350	207,278		5,035,037	202, 608		5,035,037	158,285

Basic earnings (loss) per share	0.002	0.055		0.070	2.455		(0.422)	(14.764)
Diluted earnings (loss) per share	0.002	0.055		0.070	2.450		(0.422)	(14.764)